Financing receivables, net - Aging analysis of past due (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financing receivables
Past Due	¥ 424	¥ 22,445
undue	73,777	447,586
Total financing receivables	74,201	470,031
1 - 30 Days Past Due
Financing receivables
Past Due	164	8,239
31 - 60 Days Past Due
Financing receivables
Past Due	154	7,546
61 - 90 Days Past Due
Financing receivables
Past Due	¥ 106	¥ 6,660